DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS.
DISCONTINUED OPERATIONS

29.  DISCONTINUED OPERATIONS

In the second quarter of 2020, a gain of $30.8 million, net of income taxes of $4.7 million, was recorded as certain adjusting conditions to the sale price were achieved in connection with the 4Degrees Colocation Inc. data centre operations sold in 2019 by Videotron.